Summary of significant accounting policies (Tables)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Schedule of fair value measurements of financial liabilities

	Total	Level 1	Level 2	Level 3
Warrant liabilities	$308,964	$–	$–	$308,964
Derivative liability – convertible note conversion option	311,048	–	–	311,048
Total	$620,012	$–	$–	$620,012

Schedule of Level 3 financial instruments

	December 31,	Purchases, Issuances and	Change in	September 30,
	2023	Settlements	Fair Value	2024
Warrant liabilities	$–	$315,303	$(6,339)	$308,964
Derivative liability – convertible note conversion option	–	347,947	(36,899)	311,048
Total	$–	$663,250	$(43,238)	$620,012